CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue	$ 477,179	$ 438,006	$ 1,830,459	$ 1,506,929
Operating expenses:
Salary and wages			702,468	721,762
Consultants			214,654	377,639
Option discount			194,926	209,437
General and administrative expense	576,639	448,006	871,548	587,868
Depreciation	651	641	2,624	2,455
Loss from operations	(100,111)	(10,581)	(155,761)	(392,232)
Other income (expenses):
Other income	4,466	11,622	258	123
Canadian emergency business relief account			39,385	59,674
Currency exchange	21,481	(42,753)	(73,371)	5,099
Total other income (expense)			(33,728)	64,896
Loss before taxes			(189,489)	(327,337)
Income taxes			25,901	16,004
Net loss	(74,164)	(41,712)	(163,588)	(311,133)
Foreign currency translation adjustments	(16,549)	8,636	(24,478)	(9,042)
Total other income	25,947	(31,131)
Comprehensive loss			$ (188,066)	$ (331,995)
Loss before taxes	(74,164)	(41,712)
Net loss per share to common shareholders, basic and diluted			$ (0.00)	$ (0.01)
Income taxes	$ 0	$ 0	$ 0	$ 0
Weighted average number of shares outstanding, basic and diluted	51,576,122	51,363,022	51,576,122	51,576,122
Comprehensive loss	$ (90,713)	$ (33,076)
Net loss per share to common shareholders	$ (0.00)	$ 0.00